Segment information (Tables)	12 Months Ended
Mar. 31, 2015
Schedule of Segment Reporting Information, by Segment

Summarized segment information for the years ended March 31, 2013, March 31, 2014 and March 31, 2015:

	Fiscal years ended March 31,
	2013								2014
	Retail Banking		Wholesale Banking		Treasury Services		Total		Retail Banking		Wholesale Banking		Treasury Services		Total
	(In millions)
Net interest income/ (expense) (External)	Rs.	88,384.7	Rs.	68,846.3	Rs.	(154.5)	Rs.	157,076.5	Rs.	105,479.2	Rs.	82,160.1	Rs.	4,932.8	Rs.	192,572.1
Net interest income/ (expense) (Internal)		39,908.1		(41,783.7)		1,875.6		0		46,099.3		(48,923.0)		2,823.7		0

Net interest revenue		128,292.8		27,062.6		1,721.1		157,076.5		151,578.5		33,237.1		7,756.5		192,572.1

Less: Provision for credit losses		11,107.1		1,580.9		0		12,688.0		14,942.4		2,485.7		0		17,428.1

Net interest revenue, after allowance for credit losses		117,185.7		25,481.7		1,721.1		144,388.5		136,636.1		30,751.4		7,756.5		175,144.0

Non-interest revenue		56,181.9		6,619.0		2,376.5		65,177.4		62,670.8		8,551.4		(387.7)		70,834.5

Non-interest expense		(105,510.9)		(9,803.3)		(2,276.9)		(117,591.1)		(116,511.1)		(6,354.4)		(1,362.6)		(124,228.1)

Income before income tax	Rs.	67,856.7	Rs.	22,297.4	Rs.	1,820.7	Rs.	91,974.8	Rs.	82,795.8	Rs.	32,948.4	Rs.	6,006.2	Rs.	121,750.4

Income tax expense							Rs.	29,840.1							Rs.	42,304.2

Segment assets:
Segment total assets	Rs.	2,301,087.4	Rs.	1,684,462.0	Rs.	385,356.7	Rs.	4,370,906.1	Rs.	2,838,734.3	Rs.	1,776,968.9	Rs.	509,704.1	Rs.	5,125,407.3

	Fiscal year ended March 31
	2015
	Retail Banking		Wholesale Banking		Treasury Services		Total		Total
	(In millions)

Net interest income/(expense) (External)	Rs.	110,165.3	Rs.	108,033.7	Rs.	17,977.3	Rs.	236,176.3	US$	3,790.4
Net interest income/(expense) (Internal)		74,670.9		(67,529.7)		(7,141.2)		0		0
Net interest revenue		184,836.2		40,504.0		10,836.1		236,176.3		3,790.4
Less: Provision for credit losses		12,355.4		4,644.8		0		17,000.2		272.8

Net interest revenue, after allowance for credit losses		172,480.8		35,859.2		10,836.1		219,176.1		3,517.6

Non-interest revenue		73,189.9		9,557.4		(2,925.8)		79,821.5		1,281.1

Non-interest expense		(132,305.4)		(11,547.9)		(1,119.7)		(144,973.0)		(2,326.8)

Income before income tax	Rs.	113,365.3	Rs.	33,868.7	Rs.	6,790.6	Rs.	154,024.6	US$	2,471.9

Income tax expense							Rs.	54,519.9	US$	875.0

Segment assets:
Segment total assets	Rs.	3,528,407.2	Rs.	2,248,913.1	Rs.	481,695.5	Rs.	6,259,015.8	US$	100,449.7